Fair Value Measurements (Details) - EBP 055 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 8,635,549,294	$ 8,219,495,375
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	210,908,375	1,591,771,779
Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,225,402,494	4,328,225,696
Company stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,906,273,157	2,181,871,345
Bond funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	292,965,268	117,626,555
Level 1 Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	210,908,375	1,591,771,779
Level 1 Fair Value | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	210,908,375	1,591,771,779
Level 1 Fair Value | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 Fair Value | Company stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 Fair Value | Bond funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	8,424,640,919	6,627,723,596
Level 2 Fair Value | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 Fair Value | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,225,402,494	4,328,225,696
Level 2 Fair Value | Company stock funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,906,273,157	2,181,871,345
Level 2 Fair Value | Bond funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	292,965,268	117,626,555
Level 3 Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	$ 0